Material accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Apartments
Material accounting policies
Estimated useful lives of property, plant and equipment	30 years
Office equipment | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	2 years
Office equipment | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	5 years
Store operating equipment | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	2 years
Store operating equipment | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	5 years
Motor vehicles | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	3 years
Motor vehicles | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	5 years
Moulds | Minimum
Material accounting policies
Estimated useful lives of property, plant and equipment	1 year
Moulds | Maximum
Material accounting policies
Estimated useful lives of property, plant and equipment	2 years